Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	December 31,		December 31,
	2012 Recorded Value	2012 Estimated Fair Value	2011 Recorded Value	2011 Estimated Fair Value
Assets:
Cash and cash equivalents	7,041	7,041	4,900	4,900
Trade accounts and notes receivable, net	11,949	11,949	14,981	14,981
Short term investments	1,036	1,036	1,572	1,572
Liabilities:
Short-term borrowings	2,095	2,095	1,700	1,700
Trade accounts payable	5,820	5,820	5,725	5,725
Notes payable	516	516	570	570
Debentures and other Long Term Debt	5,038	5,038	7,085	7,085
Investor Warrants	1,571	1,571	195	195
Placement Agent Warrants	183	183	-	-